Share-Based Payments - Valuation Assumptions of Total Shareholder Return Units (Detail) (Total Shareholder Return Units [Member])	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield(a)	3.45%	[1]	4.10%	[1]	4.15%	[1]
Risk-free interest rate(b)	1.03%	[2]	1.15%	[2]	2.51%	[2]
Expected stock price volatility(c)	19.68%	[3]	23.80%	[3]	25.55%	[3]
Contractual term (years)	5 years 11 months 24 days		5 years 11 months 19 days		5 years 11 months 12 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	7 years

[1]	Determined using a constant dividend yield during the expected term of the TSRU.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.